UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21327

Dreyfus Premier Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	05/31/2005

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Premier
Blue Chip Fund

SEMIANNUAL REPORT May 31, 2005

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier
Blue Chip Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Blue Chip Fund, covering the six-month period from December 1, 2004, through May 31, 2005. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, David B. Duchow and Timothy R. O'Brien of Wisconsin Capital Management, LLC, the fund's sub-investment adviser.

The six-month reporting period produced mixed results for U.S. stocks across most market-capitalization ranges. After rallying strongly in the final weeks of 2004, equities gave back most of their gains over the first five months of 2005 as rising energy prices, higher interest rates and renewed economic concerns took their toll on investor sentiment.

According to our economists, recent market turbulence probably is the result of a transition to a more mature phase of the economic cycle; one that typically is characterized by higher interest rates and slowing corporate profit growth. At times such as these, we believe it is especially important for investors to stay in touch with their financial advisors, as they can help you respond to the challenges and opportunities of today's changing investment environment.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

David B. Duchow and Timothy R. O'Brien, Portfolio Managers Wisconsin Capital Management, LLC, Sub-Investment Adviser

How did Dreyfus Premier Blue Chip Fund perform relative to its benchmark?

For the six-month period ended May 31, 2005, the fund produced total returns of 0.64% for Class A shares, 0.33% for Class B shares, 0.56% for Class C shares, 0.80% for Class R shares and 0.72% for Class T shares.1 In comparison, the fund's benchmark, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), produced a 2.42% total return for the six-month period.2 The fund commenced operations after the assets of Thompson Plumb Blue Chip Fund ("the predecessor fund") were transferred to the fund in exchange for Class J shares of the fund in a tax-free reorganization on February 25, 2005. Fund performance for the period prior to February 25, 2005, reflects the performance of the predecessor fund.

Stocks produced mixed results as investors worried that potential inflationary pressures and rising interest rates might affect corporate profits. The fund's performance for the six-month reporting period was lower than the S&P 500 Index, primarily due to the fund's relatively light exposure to high-flying energy stocks.

What is the fund's investment approach?

The fund seeks long-term growth of capital and income. To pursue this goal, the fund normally invests at least 80% of its assets in the stocks of "blue chip" companies with market capitalizations of $1 billion or more if the company is included in the S&P 500 Index or the Dow Jones Industrial Index, or $2 billion or more if the stock is not part of either index.The fund normally invests 10% to 20% of its assets in income-producing securities, including dividend-paying common stocks, preferred stocks and fixed-income securities.

When selecting investments, we analyze the quality of the company and the company's market valuation relative to its intrinsic business value. The fund typically invests in higher-quality companies when

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

their shares are trading at substantial discounts to our estimates of their intrinsic values.We generally look for companies with:

  Leading market positions
  High barriers to market entry and other competitive advantages
  High returns on equity and invested capital
  Consistent operating history
  Capable management
  Solid balance sheets
  Good growth prospects

The fund seeks competitive after-tax returns by holding securities for the long term, a strategy designed to give the fund greater tax effi-ciency.We expect that capital growth will be accompanied by dividend income and growth of dividend income over time.

What other factors influenced the fund's performance?

Although we choose investments one company at a time and not according to broader economic or market trends, it is worth noting that stocks produced generally lackluster returns during the reporting period as investor sentiment shifted frequently in response to conflicting signals from the U.S. economy. Early in the reporting period, renewed inflationary pressures caused investors to worry that the Federal Reserve Board might raise interest rates faster and to a higher level than previously expected, potentially hurting corporate profits. Later in the reporting period, signs of economic weakness helped ease inflation concerns, but investors became worried that a slowing economy might erode business conditions for some companies.

As investor sentiment changed, we maintained our focus on finding high-quality companies at attractive valuations. Indeed, a number of the fund's holdings fared well during the reporting period as more investors recognized their relatively attractive stock prices. For example, pharmaceutical giant Merck & Co. bounced back from earlier weakness when it appeared that sales might resume for Vioxx, a major pain relief medication. Similarly, multinational beverage leader Coca-Cola recovered from previously low valuations as the company addressed a number of management issues.

Other stocks that fared well during the reporting period included relatively recent positions, such as Coventry Health Care, where investors

4

responded favorably to the company's acquisition of a former rival, and orthopedics products provider Wright Medical Group.

On the other hand, the fund had its share of disappointments over the reporting period. Because they seemed expensive to us, the fund did not participate as heavily as its benchmark in energy stocks, which benefited from higher oil and gas prices. In addition, for-profit education companies Corinthian Colleges and Career Education gave back some of the gains they achieved over the fourth quarter as enrollment trends appeared to weaken for the industry overall. Similarly, drug distributor Cardinal Health lost value due to its transition to a new business model that is designed to address changes in the pricing environment and other factors. In our judgment, these setbacks are temporary, and the companies continue to enjoy sound long-term business fundamentals.

What is the fund's current strategy?

We have continued to employ our disciplined, bottom-up approach to identifying attractively valued opportunities among "blue chip" companies. For example, we recently added a position in insurance leader American International Group, which we believe had declined to an attractive valuation in the wake of accounting irregularities and a management shake-up. As of the end on the reporting period, our calculations showed that, on average, the fund's holdings had a quality rating of 3.8 on a one-to-five scale, yet they were priced at 78% or our proprietary estimates of value. We believe that these characteristics position the fund to benefit as our holdings' valuations rise to reflect their fundamental strengths.

June 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided for Class J reflects the absorption of fund's Class J shares expenses by The Dreyfus Corporation pursuant to an agreement in effect through February 25, 2007, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund's Class J shares return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor's 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ' S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Blue Chip Fund from December 1, 2004 to May 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2005†

	Class A	Class B	Class C	Class R	Class T	Class J

Expenses paid
per $1,000 ††	$ 3.76	$ 6.17	$ 5.32	$ 3.12	$ 4.33	$ 5.91
Ending value
(after expenses)	$993.80	$990.70	$993.00	$995.30	$994.60	$1,008.00

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended May 31, 2005†

	Class A	Class B	Class C	Class R	Class T	Class J

Expenses paid
per $1,000 ††	$ 3.79	$ 6.22	$ 5.36	$ 3.14	$ 4.37	$ 5.94
Ending value
(after expenses)	$1,009.24	$1,006.82	$1,007.68	$1,009.89	$1,008.67	$1,019.05

† For Class J shares and from February 25, 2005 (commencement of initial offering) to May 31, 2005 for Class A, Class B, Class C, Class R and Class T shares.

Expenses are equal to the fund's annualized expense ratio of 1.45% for Class A, 2.38% for Class B, 2.05% for Class C, 1.20% for Class R, 1.67% for Class T and 1.18% Class J; multiplied by the average account value over the period, multiplied by 95/365 for Class A, B, C, R and T shares and multiplied by 182/365 for Class J (to reflect the one-half year period for Class J and actual days since inception for Class A, Class B, Class C, Class R and Class T).

6

STATEMENT OF INVESTMENTS May 31, 2005 (Unaudited)
Common Stocks—99.1%	Shares	Value ($)

Consumer Discretionary—12.9%
Catalina Marketing	9,000	216,000
Interpublic Group of Companies	70,000 [a]	863,800
Kohl's	14,000 [a]	681,660
Liberty Media	90,000 [a]	935,100
Time Warner	35,900 [a]	624,660
Viacom, Cl. B	22,000	754,380
		4,075,600
Consumer Staples—8.4%
Altria Group	8,000	537,120
Coca-Cola	29,000	1,294,270
Nestle, ADR	12,500	821,908
		2,653,298
Energy—2.3%
ChevronTexaco	8,000	430,240
Exxon Mobil	5,000	281,000
		711,240
Financial—21.2%
American International Group	23,000	1,277,650
Bank of America	13,000	602,160
Citigroup	6,000	282,660
Doral Financial	60,000	695,400
Federal Home Loan Association	15,000	975,600
Federal National Mortgage Association	22,000	1,303,280
J.P. Morgan Chase & Co.	10,000	357,500
Marsh & McLennan Cos.	40,000	1,161,600
PHH	1,400 [a]	33,586
		6,689,436
Health Care—23.8%
Bristol-Myers Squibb	24,000	608,640
Cardinal Health	24,000	1,390,320
Coventry Health Care	6,000 [a]	417,720

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
McKesson	13,000	523,510
Merck & Co.	30,000	973,200
Pfizer	42,000	1,171,800
Schering-Plough	39,100	762,450
Wright Medical Group	37,000 [a]	1,018,980
Wyeth	15,000	650,550
		7,517,170
Industrials—12.4%
Career Education	44,000 [a]	1,525,480
Cendant	27,500	583,275
Corinthian Colleges	89,000 [a]	1,375,940
General Electric	12,000	437,760
		3,922,455
Information Technology—18.1%
BISYS Group	67,000 [a]	1,025,100
Electronic Data Systems	72,000	1,418,400
First Data	21,000	794,430
Microsoft	51,000	1,315,800
Sabre Holdings	27,000	541,890
Unisys	85,000 [a]	615,400
		5,711,020
Total Common Stocks
(cost $28,837,078)		31,280,219

8

Other Investments—.9%		Shares	Value ($)

Registered Investment Companies;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $272,000)		272,000 [b]	272,000

Total Investments (cost $29,109,078)		100.0%	31,552,219
Cash and Receivables (Net)		.0%	12,551
Net Assets		100.0%	31,564,770

ADR—American Depositary Receipts.
[a] Non-income producing.
[b]	Investments in affiliated money market mutual funds.

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

Health Care	23.8	Consumer Staples	8.4
Financial	21.2	Energy	2.3
Information Technology	18.1	Money Market Investments	.9
Consumer Discretionary	12.9
Industrials	12.4		100.0

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES May 31, 2005 (Unaudited)
					Cost	Value

Assets ($):
Investments in securities-See Statement of Investments:
Unaffiliated issuers				28,837,078		31,280,219
Affiliated issuers					272,000	272,000
Cash						63,046
Receivable for investment securities sold						512,593
Dividends and interest receivable						29,088
Receivable for shares of Beneficial Interest subscribed						251
Prepaid expenses						74,835
						32,232,032

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)						21,051
Payable for investment securities purchased						621,846
Payable for shares of Beneficial Interest redeemed						12,955
Accrued expenses						11,410
						667,262

Net Assets ($)						31,564,770

Composition of Net Assets ($):
Paid-in capital						28,105,537
Accumulated undistributed investment income—net						53,683
Accumulated net realized gain (loss) on investments						962,409
Accumulated net unrealized appreciation (depreciation) on investments						2,443,141

Net Assets ($)						31,564,770

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T	Class J

Net Assets ($)	137,470	7,844	993	995	994	31,416,474
Shares
Outstanding	10,731	614.216	77.580	77.580	77.580	2,449,248

Net Asset Value
Per Share ($)	12.81	12.77	12.80	12.83	12.81	12.83

See notes to financial statements.
10

STATEMENT OF OPERATIONS Six Months Ended May 31, 2005 (Unaudited)
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	213,739
Affiliated issuers	5,120
Interest	24,996
Total Income	243,855
Expenses:
Investment advisory fee—Note 3(a)	135,389
Registration fees	36,216
Professional fees	17,555
Shareholder servicing costs—Note 3(c)	13,393
Administrative and accounting services fees—Note 3(a)	11,369
Trustees' fees and expenses—Note 3(d)	5,118
Custodian fees—Note 3(c)	4,132
Prospectus and shareholders' reports	819
Distribution fees—Note 3(b)	7
Miscellaneous	3,752
Total Expenses	227,750
Less—reduction in expenses due to undertaking—Note 1(b)	(43,436)
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(78)
Net Expenses	184,236
Investment Income—Net	59,619

Realized and Unrealized Gain (Loss) On Investments—Note 4 ($):
Net realized gain (loss) on investments	970,742
Net unrealized appreciation (depreciation) on investments	(866,484)
Net Realized and Unrealized Gain (Loss) on Investments	104,258
Net Increase in Net Assets Resulting from Operations	163,877

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2005	Year Ended
	(Unaudited) [a]	November 30, 2004 [b]

Operations ($):
Investment income—net	59,619	208,603
Net realized gain (loss) on investments	970,742	919,353
Net unrealized appreciation
(depreciation) on investments	(866,484)	1,437,963
Net Increase (Decrease) in Net Assets
Resulting from Operations	163,877	2,565,919

Dividends to Shareholders from ($):
Investment income—net;
Class J shares	(201,887)	(80,433)
Net realized gain on investments;
Class J shares	(864,523)	—
Total Dividends	(1,066,410)	(80,433)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	139,207	—
Class B shares	7,770	—
Class C shares	1,000	—
Class J shares	6,013,421	15,254,001
Class R shares	1,000	—
Class T shares	1,000	—
Dividends reinvested;
Class J shares	982,800	47,658
Cost of shares redeemed:
Class A shares	(4,038)	—
Class J shares	(3,892,951)	(4,669,508)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	3,249,209	10,632,151
Total Increase (Decrease) in Net Assets	2,346,676	13,117,637

Net Assets ($):
Beginning of Period	29,218,094	16,100,457
End of Period	31,564,770	29,218,094
Undistributed investment income—net	53,683	197,868

12

	Six Months Ended
	May 31, 2005	Year Ended
	(Unaudited) [a]	November 30, 2004 [b]

Capital Share Transactions:
Class A
Shares sold	11,055	—
Shares redeemed	(324)	—
Net Increase (Decrease) in Shares Outstanding	10,731	—

Class B
Shares sold	614	—

Class C
Shares sold	78	—

Class R
Shares sold	78	—

Class T
Shares sold	78	—

Class J
Shares sold	464,282	1,217,767
Shares issued for dividends reinvested	74,966	3,955
Shares redeemed	(304,763)	(372,236)
Net Increase (Decrease) in Shares Outstanding	234,485	849,486

[a]	The fund commenced offering six classes of shares on February 25, 2005.The existing shares were redesignated
Class J shares and the fund added Class A, Class B, Class C, Class R and Class T shares.
[b]	Represents information for Class J shares' predecessor,Thompson Plumb Blue Chip Fund.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund's Class J shares represents the financial highlights of the fund's predecessor, Thompson Plumb Blue Chip Fund, before the fund commenced operations as of the close of business on February 25, 2005, and represents the performance of the fund's Class J shares thereafter. Before the fund commened operations, substantially all of the assets of the Tompson Plumb Blue Chip Fund were transferred to the fund's Class J shares in a tax-free reorganization.Total return for the periods before the fund commenced operations shows how much an investment in the Thompson Plumb Blue Chip Fund would have increased (or decreased) during those periods, assuming all dividends and distributions were reinvested.Total return for the period since the fund commenced operations reflects how much an investment in the fund's Class A, Class B, Class C, Class R and Class T shares would have increased (or decreased), assuming all dividends and distributions were reinvested.

	Class A	Class B	Class C	Class R	Class T
	Shares	Shares	Shares	Shares	Shares

Per Share Data ($):
Net asset value, beginning of period	12.89	12.89	12.89	12.89	12.89
Investment Operations:
Investment income (loss)—net [a]	(.01)	(.03)	(.01)	.01	(.00)[b]
Net realized and unrealized gain
(loss) on investments	(.07)	(.09)	(.08)	(.07)	(.08)
Total from Investment Operations	(.08)	(.12)	(.09)	(.06)	(.08)
Net asset value, end of period	12.81	12.77	12.80	12.83	12.81

Total Return (%) [c]	(.62)[d]	(.93)[d]	(.70)[d]	(.47)	(.54)[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets [c]	.44	.93	2.08	.95	.65
Ratio of net expenses
to average net assets [c]	.38	.62	.53	.31	.43
Ratio of net investment income
(loss) to average net assets [c]	(.05)	(.37)	(.10)	.12	(.00)[e]
Portfolio Turnover Rate [c]	20.46	20.46	20.46	20.46	20.46

Net Assets, end of period ($ x 1,000)	137	8	1	1	1
[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Not annualized.
[d] Exclusive of sales charge.
[e] Amount represents less than .01%.
See notes to financial statements.

14

Six Months Ended
	May 31, 2005	Year Ended November 30,

Class J Shares	(Unaudited)[a]	2004	2003	2002 [b]

Per Share Data ($):
Net asset value, beginning of period	13.19	11.79	10.40	10.00
Investment Operations:
Investment income—net	.02[c]	.10	.05	.03
Net realized and unrealized gain
(loss) on investments	.10	1.36	1.37	.37
Total from Investment Operations	.12	1.46	1.42	.40
Distributions:
Dividends from investment income—net	(.09)	(.06)	(.03)	—
Dividends from net realized
gain on investments	(.39)	—	—	—
Total Distributions	(.48)	(.06)	(.03)	—
Net asset value, end of period	12.83	13.19	11.79	10.40

Total Return (%)	.80[d]	12.40	13.74	4.00[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72[d]	1.70	2.18	3.36[e]
Ratio of net expenses
to average net assets	.58[d]	1.20	1.20	1.20[e]
Ratio of net investment income
(loss) to average net assets	.19[d]	.88	.76	1.02[e]
Portfolio Turnover Rate	20.46[d]	23.64	21.30	5.98[d]

Net Assets, end of period ($ x 1,000)	31,416	29,200	16,100	6,100

[a]	The fund commenced offering six classes of shares on February 25, 2005.The existing shares were redesignated
Class J shares.
[b]	From August 1, 2002 (commencement of operations) through November 30, 2002.
[c]	Based on average shares outstanding at each month end.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Blue Chip Fund (the "fund") is a separate diversified series of Dreyfus Premier Manager Funds II (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund's investment objective seeks high level of long-term capital appreciation. The Dreyfus Corporation ("Dreyfus") serves as the fund's investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial"). Effective February 25, 2005,Wisconsin Capital Management, Inc. ("Wisconsin Capital"), formerly known as Thompson Plumb & Associates, Inc. ("TPA"), serves as the fund's sub-investment adviser.

On February 25, 2005, pursuant to an Agreement and Plan of Reorganization previously approved by the Company's Board, all of the assets, subject to the liabilities, of Thompson Plumb Blue Chip Fund, a series of Thompson Plumb Funds, Inc., were transferred to Dreyfus Premier Blue Chip Fund in exchange for shares of Beneficial Interest of Dreyfus Premier Blue Chip Fund's Class J shares of equal value on the close of business on February 25, 2005. Holders of Thompson Plumb Blue Chip Fund received Dreyfus Premier Blue Chip Fund, Class J shares, in an amount equal to the aggregate net asset value of their investment in Thompson Plumb Blue Chip Fund at the time of the exchange. The net asset value of Dreyfus Premier Blue Chip Fund's Class J shares on February 25, 2005, before and after the reorganization, was $12.89 per share and a total of 2,503,409 Class J shares representing net assets of $32,260,194 (including $2,968,698 net unrealized appreciation on investments) were issued to Thompson Plumb Blue Chip Fund's shareholders in the exchange.The exchange was a tax-free event to shareholders.The fund is designed to have the same investment objective and substantially similar investment policies and strategies as the Thompson Plumb Blue Chip Fund. Class J shares are closed to new investors.

16

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the Distributor of the fund's shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class R, Class T and Class J shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Class J shares were created in connection with the reorganization of the Thompson Plumb Blue Chip Fund and are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2005, MBC Investments Corp., an indirect subsidiary of Mellon Financial, held all of the outstanding Class B, Class C, Class R and Class T shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is avail-able.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR's and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from

18

securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as "affiliated" in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2004 was as follows: ordinary income $80,433.The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended May 31, 2005, the fund did not borrow under the Facility.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement ("Agreement") with Dreyfus, the investment advisory fee is computed at the annual rate of .75 of 1% of the value of the fund's average daily net assets and is payable monthly. Dreyfus has contractually agreed, from February 25, 2005 until February 25, 2007, to waive receipt of its fees and/or assume the expenses of the fund, so that annual fund operating expenses for Class J, exclusive of taxes, interest, brokerage commissions, commitment fees and extraordinary expenses, do not exceed 1.20% . Dreyfus had undertaken from February 25, 2005 through May 31, 2005, for Class A, Class B, Class C, Class R and Class T shares, to reduce the management fee paid by the fund, if the aggregate expenses, exclusive of taxes, brokerage fee, interest on borrowings, commitment fees, Rule 12b-1 distribution plan fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of 1.20% of the value of their average daily net assets. Prior to the reorganization date of Thompson Plumb Blue Chip Fund into the fund, Thompson Plumb Blue Chip Fund paid an advisory fee to TPA computed at the annual rate of .85% of average daily net assets up to $50 million and .80% of average daily net assets in excess of $50 million. The reduction in expenses, pursuant to the undertaking, amounted to $43,436 during the period ended May 31, 2005.

20

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Wisconsin Capital, Dreyfus has agreed to pay Wisconsin Capital a monthly fee in the amount of 100% of the management fee paid by the fund to Dreyfus for such month,less certain fees waived or expenses paid or reimbursed by Dreyfus, on the fund's assets attributable to accounts of shareholders who have an adviser-client relationship with Wisconsin Capital (including the accounts of all shareholders of Thompson Plumb Blue Chip Fund as of the reorganization date who continue as shareholders of the fund following the reorganization of Thompson Plumb Blue Chip Fund), plus, with respect to all other assets of the fund, .50 of 1% of the net management fee paid to the manager on such net assets.

Pursuant to an Accounting Services Agreement with Thompson Plumb Balanced Fund, TPA maintained Thomas Plumb Blue Chip Fund's financial records in accordance with the Act, prepared all necessary statements of Thompson Plumb Blue Chip Fund and calculated the net asset value per share of Thompson Plumb Blue Chip Fund on a daily basis. As compensation for its services, Thompson Plum Blue Chip Fund paid TPA a fee computed daily and payable monthly at the annual rate of .15% of net assets up to $30 million, .10% of net assets in excess of $30 million and .025% of net assets in excess of $100 million, with a minimum fee of $30,000 per year.The calculation of daily net asset value was subcontracted to U.S. Bancorp Fund Services, resulting in a fee paid by TPA in the amount of $11,369 for the period ended February 25, 2005. This agreement was terminated as of the close of business on February 25, 2005, due to the reorganization.

(b) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of their average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended May 31, 2005, Class B, Class C and Class T shares were charged $4, $2 and $1, respectively, pursuant to the Plan.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2005, Class A, Class B, Class C and Class T shares were charged $44, $1, $1 and $1, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for Class A, Class B, Class C, Class R and Class T shares of the fund. During the period ended May 31, 2005, the fund was charged $2,106 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2005, the fund was charged $4,132 pursuant to the custody agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: investment advisory fees $19,959, Rule 12b-1 distribution plan fees $4, shareholder services plan fees $30, custodian fees $419, chief compliance officer fees $971 and transfer agency per account fees $1,017 which are offset against an expense reimbursement currently in effect in the amount of $1,349.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

22

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by Dreyfus.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended May 31, 2005, amounted to $9,044,054 and $6,009,281, respectively.

At May 31, 2005, accumulated net unrealized appreciation on investments was $2,443,141, consisting of $3,356,114 gross unrealized appreciation and $912,973 gross unrealized depreciation.

At May 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the "Funds") in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the "Amended Complaint") on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. In November 2004, all named defendants moved to dismiss the Amended Complaint in whole or substantial part. Briefing was completed in May 2005.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus' ability to perform its contract with the Funds.

24

For More Information

Dreyfus Premier	Custodian

Blue Chip Fund
Mellon Bank, N.A.
200 Park Avenue
One Mellon Bank Center
New York, NY 10166
Pittsburgh, PA 15258

Investment Adviser	Transfer Agent &

The Dreyfus Corporation	Dividend Disbursing Agent

200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue

Sub-Investment Adviser	New York, NY 10166

Wisconsin Capital Management, LLC	Distributor

1200 John Q. Hammons Drive
Dreyfus Service Corporation
Madison,WI 53717
200 Park Avenue

New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Dreyfus Premier
Balanced Opportunity	Fund

SEMIANNUAL REPORT May 31, 2005

Save time. Save paper. View your next shareholder report online as soon as it's available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
7	Comparing Your Fund's Expenses
With Those of Other Funds
8	Statement of Investments
17	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
23	Financial Highlights
30	Notes to Financial Statements
40	Information About the Review
and Approval of the Fund's
Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier
Balanced Opportunity Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Balanced Opportunity Fund, covering the six-month period from December 1, 2004, through May 31, 2005. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with Thomas Plumb of Wisconsin Capital Management, LLC, the fund's sub-investment adviser.

The six-month reporting period produced mixed results for stocks and bonds. After rallying strongly in the weeks after the November 2004 presidential election, stocks gave back most of their gains as rising energy prices, higher interest rates and economic concerns took their toll on investor sentiment over the first five months of 2005. In the bond market, these factors led to price erosion among corporate bonds, but they supported a renewed rally for longer-term U.S. government securities late in the reporting period.

According to our economists, recent market turbulence probably is the result of a transition to a more mature phase of the economic cycle; one that typically is characterized by tighter monetary policy and slowing corporate profit growth. At times such as these, we believe it is especially important for investors to stay in touch with their financial advisors, as they can help you respond to the challenges and opportunities of today's changing investment environment.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Thomas Plumb, Primary Portfolio Manager Wisconsin Capital Management, LLC, Sub-Investment Adviser
How did Dreyfus Premier Balanced Opportunity Fund perform
relative to its benchmarks?

For the six-month period ended May 31, 2005, the fund produced total returns of 1.29% for Class A shares, 0.88% for Class B shares, 0.90% for Class C shares, 1.39% for Class J shares, 1.42% for Class R shares and 1.15% for Class T shares.1 In comparison, the fund's benchmarks, the Standard & Poor's Composite Stock Price Index ("S&P 500 Index") and the Lehman Brothers Intermediate Government/Credit Bond Index, achieved total returns of 2.42% and 1.86%, respectively, for the six-month period.2

Between their inception on December 20, 2004, and the end of the fund's semiannual reporting period on May 31, 2005, the fund's Class Z shares produced a –0.12% total return.1 From December 31, 2004, through May 31, 2005, the S&P 500 Index and the Lehman Brothers Intermediate Government/Credit Bond Index achieved total returns of –0.95% and 1.16%, respectively.2

Stocks and bonds produced mixed results during the reporting period as investor sentiment regarding the economy, inflation and interest rates shifted. Most of the fund's returns were lower than those of its benchmarks, primarily due to the fund's relatively light exposure to energy stocks.

What is the fund's investment approach?

The fund seeks high total return through a combination of capital appreciation and current income.To pursue this goal,the fund invests in a diversified mix of stocks and fixed-income securities.When allocating assets,the portfolio managers assess the relative return and risk of each asset class, analyzing several factors, including general economic conditions, anticipated future changes in interest rates and the outlook for stocks generally.

When choosing stocks, the portfolio managers look for companies that possess most of the following characteristics: leading market positions;

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

high barriers to market entry and other competitive or technological advantages; high returns on equity and assets; good growth prospects; strong management; and relatively low debt burdens. Additionally, these companies' stocks are purchased when sizeable discounts of value are evident. The fund's equity portfolio may include large company stocks, smaller company stocks, growth stocks and value stocks that the portfolio managers believe can provide competitive returns under different market environments.This flexible approach to equity investing enables the fund to invest wherever the portfolio managers believe opportunity exists.

When choosing bonds, the fund generally invests in non-callable, investment-grade fixed-income securities, although it may invest up to 5% of its total assets in securities rated below investment grade. The dollar-weighted average portfolio maturity of the fund's fixed-income securities normally will not exceed 10 years.

What other factors influenced the fund's performance?

Early in the reporting period, renewed inflationary pressures caused investors to worry that the Federal Reserve Board (the "Fed") might raise interest rates faster and to a higher level than previously expected, potentially hurting corporate profits and eroding bond prices. Later in the reporting period, signs of economic weakness helped ease inflation and interest-rate concerns for fixed-income investors, but equity investors became worried that a slowing economy might harm business conditions for some companies.

As investor sentiment changed, we maintained our focus on finding high-quality companies at attractive valuations for the fund's stock portfolio. Indeed, a number of the fund's holdings fared well during the reporting period as more investors recognized their relatively attractive stock prices. For example, pharmaceutical giant Merck & Co. and beverage leader Coca-Cola bounced back from earlier weakness. Other stocks that fared well during the reporting period included relatively recent positions, such as Coventry Health Care, where investors responded favorably to the company's acquisition of a former rival, and orthopedics products provider Wright Medical Group. All continue to be fund holdings as of the date of this letter.

On the other hand, because they seemed expensive to us, the fund was not allocated as heavily as its equity benchmark to certain energy

4

stocks. In addition, for-profit education companies Corinthian Colleges and Career Education gave back some of the gains they achieved in the fourth quarter of 2004. Similarly, drug distributor Cardinal Health lost value due to changes in the pricing environment. We believe these setbacks may be temporary and that these companies continue to enjoy sound business fundamentals.

Because it was clear to us at the start of the reporting period that the Fed was likely to continue raising interest rates, we set the average duration (a measure of sensitivity to changing interest rates) of the fund's bond portfolio in a range we considered slightly shorter than average.This relatively defensive posture helped performance early in the reporting period but prevented the fund from participating more fully in later market rallies. Our emphasis on corporate bonds also detracted from relative performance amid weakness in the airline and automobile industries.

What is the fund's current strategy?

We have continued to identify attractively valued opportunities among fundamentally strong companies. For example, we recently added a position in insurance leader American International Group, which we believe had declined to an attractive valuation in the wake of accounting irregularities and a management shake-up. As for bonds, we recently took advantage of weakness in the corporate sector by adding to existing positions at prices we consider attractive.

June 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 30, 2006, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund's returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor's 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Lehman Brothers Intermediate
Government/Credit Bond Index is a widely accepted, unmanaged index of government and corporate bond market performance composed of U.S. government,Treasury and agency securities, fixed-income securities and nonconvertible investment-grade corporate debt, with an average maturity of 1-10 years.Total returns are calculated on a month-end basis.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ' S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Balanced Opportunity Fund from December 1, 2004 to May 31, 2005†. It also shows how much a $1,000 investment would be worth at the close of the period assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2005 †
	Expenses paid	Ending value
	per $1,000 ††	(after expenses)

Class A	$6.22	$1,012.90
Class B	$10.17	$1,008.80
Class C	$9.87	$1,009.00
Class R	$4.87	$1,014.20
Class T	$7.62	$1,011.50
Class J	$5.22	$1,013.90
Class Z	$4.70	$ 998.80

†	For Class A, Class B, Class C, Class R, Class T and Class J shares and from December 18, 2004 (commencement of initial offering) to May 31, 2005 for Class Z shares.
††	Expenses are equal to the fund's annualized expense ratio of 1.24% for Class A, 2.03% for Class B, 1.97% for
Class C, .97% for Class R, 1.52% for Class T, 1.04% for Class J and 1.04% for Class Z, multiplied by the average account value over the period, multiplied by 182/365 for Class A, Class B, Class C, Class R, Class T and
Class J and 165/365 for Class Z (to reflect the one-half year period for Class A, Class B, Class C, Class R, Class
T and Class J shares and actual days since inception for Class Z shares).

6

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended May 31, 2005†

	Expenses paid	Ending value
	per $1,000 ††	(after expenses)

Class A	$6.24	$1,018.75
Class B	$10.20	$1,014.81
Class C	$9.90	$1,015.11
Class R	$4.89	$1,020.09
Class T	$7.64	$1,017.35
Class J	$5.24	$1,019.75
Class Z	$4.74	$1,017.90

†	For Class A, Class B, Class C, Class R, Class T and Class J shares and from December 18, 2004 (commencement of initial offering) to May 31, 2005 for Class Z shares.
††	Expenses are equal to the fund's annualized expense ratio of 1.24% for Class A, 2.03% for Class B, 1.97% for
Class C, .97% for Class R, 1.52% for Class T, 1.04% for Class J and 1.04% for Class Z, multiplied by the average account value over the period, multiplied by 182/365 for Class A, Class B, Class C, Class R, Class T
and Class J and 165/365 for Class Z (to reflect the one-half year period for Class A, Class B, Class C, Class R,
Class T and Class J shares and actual days since inception for Class Z shares).

The Fund 7

STATEMENT OF INVESTMENTS May 31, 2005 (Unaudited)
Common Stocks—69.5%	Shares		Value ($)

Consumer Discretionary—8.2%
Blyth	100,000	[a]	2,834,000
Catalina Marketing	350,000		8,400,000
Disney(Walt)	24,000		658,560
Interpublic Group of Companies	1,000,000	[a,b]	12,340,000
Kohl's	300,000	[a,b]	14,607,000
Liberty Media	1,100,000	[b]	11,429,000
Time Warner	725,000	[b]	12,615,000
Viacom, Cl. B	450,000		15,430,500
Wal-Mart Stores	30,000		1,416,900
			79,730,960
Consumer Staples—5.9%
Altria Group	144,000		9,668,160
CVS	150,000		8,227,500
Coca-Cola	400,000		17,852,000
Nestle, ADR	295,600		19,436,469
Procter & Gamble	40,000		2,206,000
			57,390,129
Energy—3.5%
ChevronTexaco	310,000		16,671,800
ConocoPhillips	6,000		647,040
Exxon Mobil	300,000		16,860,000
			34,178,840
Financial—14.3%
American Express	8,000		430,800
American International Group	350,000		19,442,500
Bank of America	400,000		18,528,000
Berkshire Hathaway, Cl. A	80	[b]	6,728,000
Citigroup	370,000		17,430,700
Doral Financial	1,000,000		11,590,000
Federal Home Loan Mortgage	150,000		9,756,000
Federal National Mortgage Association	350,000		20,734,000
Fidelity National Financial	14,300		514,657
Fifth Third Bancorp	7,200	[a]	306,864
J.P. Morgan Chase & Co.	400,000		14,300,000
Marsh & McLennan Cos.	590,000		17,133,600

8

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
PHH	20,000 [b]	479,800
Wachovia	12,200	619,150
		137,994,071
Health Care—15.6%
Abbott Laboratories	8,700	419,688
Bristol-Myers Squibb	475,000	12,046,000
Cardinal Health	390,000 [a]	22,592,700
Coventry Health Care	135,000 [b]	9,398,700
IMS Health	350,000	8,592,500
Johnson & Johnson	22,200	1,489,620
Lilly (Eli) & Co.	8,300	483,890
McKesson	450,000	18,121,500
Medtronic	8,400	451,500
Merck & Co.	300,000	9,732,000
Pfizer	850,000	23,715,000
Schering-Plough	460,000	8,970,000
Wright Medical Group	750,000 [b]	20,655,000
Wyeth	325,000	14,095,250
		150,763,348
Industrials—7.9%
Career Education	625,000 [a,b]	21,668,750
Cendant	450,000	9,544,500
Corinthian Colleges	1,387,500 [a,b]	21,450,750
Danaher	9,000 [a]	496,170
Emerson Electric	17,400	1,156,578
General Electric	575,000	20,976,000
Tyco International	15,100	436,843
United Parcel Service, Cl. B	9,000	662,850
United Technologies	4,400 [a]	469,480
		76,861,921
Information Technology—14.0%
BISYS Group	1,400,000 [a,b]	21,420,000
Cisco Systems	46,900 [b]	908,922
Computer Associates International	858 [a]	23,398
Dell	32,100 [b]	1,280,469

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Electronic Data Systems	1,000,000	19,700,000
First Data	450,000	17,023,500
Fiserv	400,000 [b]	17,200,000
Intel	44,600	1,201,078
International Business Machines	20,300	1,533,665
Microsoft	1,000,000	25,800,000
Oracle	70,600 [b]	905,092
Sabre Holdings	730,000	14,651,100
SunGard Data Systems	16,200 [b]	562,302
Texas Instruments	12,600 [a]	348,264
Unisys	1,800,000 [a,b]	13,032,000
		135,589,790
Telecommunications—.1%
SBC Communications	50,200	1,173,676
Total Common Stocks
(cost $628,863,704)		673,682,735

Preferred Stocks—2.3%

Auto Manufacturing—.5%
General Motors,
Cum., $1.84	250,000 [a]	5,156,250
Banking—.2%
BancWest Capital I,
Cum., $2.375	50,000	1,301,565
Bank One Capital VI,
Cum., $1.2	30,000	780,939
		2,082,504
Financial—1.0%
Citigroup Capital VII,
Cum., $1.78	300,000	7,790,640
General Motors,
Cum., $1.82	100,000 [a]	2,101,000
		9,891,640
Telecommunications—.6%
Verizon South,
Cum., Ser.F, $1.75	220,000	5,685,636
Total Prefered Stocks
(cost $23,802,600)		22,816,030

10

	Principal
Bonds and Notes—28.3%	Amount ($)	Value ($)

Agricultural Biotechnology—1.1%
Altria Group,
Notes, 6.375%, 2/1/2006	10,315,000	10,467,218
Airlines—.0%
US Airways Inc,
Enhanced Equipment Notes,
Ser. C, 8.93%, 10/15/2009	114,798 [c]	11
Auto Manufacturing—.3%
Ford Motor Co, Notes:
8.875%, 4/1/2006	1,015,000	1,021,733
7.25%, 10/1/2008	500,000 [a]	488,690
General Motors,
Notes, 7.1%, 3/15/2006	1,650,000	1,634,332
		3,144,755
Auto Trucks & Parts—.2%
Johnson Controls,
Notes, 6.3%, 2/1/2008	2,000,000	2,101,916
Banking—1.2%
Bank of America Corp.,
Sub Notes, 7.125%, 3/1/2009	3,200,000	3,509,302
Sr. Notes, 4.375%, 12/1/2010	665,000	667,560
First Union,
Sub. Notes, 6.4%,4/1/2008	2,000,000	2,118,108
US Bank NA,
Notes, 2.85%, 11/15/2006	4,000,000	3,938,324
Wells Fargo Bank,
Sub.Deb., 7.55%, 6/21/2010	1,000,000	1,148,322
		11,381,616
Beverages—.0%
Miller Brewing,
Notes, 4.25%, 8/15/2008	135,000 [d]	134,328
Chemicals—.2%
Chevron Phillips,
Notes, 5.375%, 6/15/2007	1,500,000	1,533,225
Computers—.4%
International Business Machines, Notes:
2.375%, 11/1/2006	4,000,000	3,925,320
4.75%, 11/29/2012	65,000	66,065
		3,991,385

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

Consumer Products—.0%
Kimberly-Clark,
Notes, 5%, 8/15/2013	260,000	272,724
Electric Utilities—.4%
Alliant Energy Resources,
Notes, 7.375%, 11/9/2009	764,000 [a]	857,715
Public Service Company of Colorado,
First Collateral Trust Bonds,
Ser. 12, 4.875%, 3/1/2013	149,000	151,819
TXU Energy,
Sr. Notes, 7%, 3/15/2013	300,000 [a]	331,525
Wisconsin Energy,
Sr. Notes, 5.875%,4/1/2006	886,000	900,621
Wisconsin Power & Light,
Notes, 7%, 6/15/2007	1,500,000	1,578,825
		3,820,505
Financial—9.5%
Bear Stearns, Sr. Notes:
3.5%, 2/15/2009	1,182,000	1,139,707
Boeing Capital,
Bonds, 5.8%, 1/15/2013	80,000 [a]	86,391
Sr. Notes, 5.65%, 5/15/2006	1,935,000	1,969,470
Caterpillar Financial Services,
Notes, 3.7%, 8/15/2008	5,000,000	4,919,640
Citicorp,
Sub. Notes, 6.375%, 11/15/2008	5,000,000	5,340,395
Ford Motor Credit, Notes:
6.875%, 2/1/2006	1,000,000	1,011,402
3.2%, 3/13/2007	55,000 [e]	51,486
3.92%, 9/28/2007	160,000 [e]	153,307
GATX Financial Corp.,
Notes, 6.86%, 10/13/2005	1,000,000	1,009,634
General Electric Capital,
Debs., 8.75%, 5/21/2007	1,540,000	1,677,000
Notes, 6.125%, 2/22/2011	10,000,000	10,876,510
General Electric Global Insurance,
Notes, 7.5%, 9/15/2010	15,725,000	17,470,443
General Motors Acceptance Corp, Notes:
6.125%, 9/15/2006	5,000,000	4,984,065
7.2%, 12/15/2006	2,000,000	2,011,334
6.15%, 4/5/2007	2,000,000	1,962,400
6.75%, 12/1/2014	203,000 [a]	172,466

12

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Financial (continued)
Goldman Sachs, Notes:
3.875%, 1/15/2009	250,000	[a]	246,571
7.35%, 10/1/2009	10,000,000		11,159,030
International Lease Finance, Notes:
4.75%, 7/1/2009	10,015,000		10,062,601
4.55%, 10/15/2009	4,000,000		4,031,508
Morgan Stanley,
Notes, 4%, 1/15/2010	10,000,000		9,804,000
Sub. Notes, 4.75%, 4/1/2014	245,000		241,655
Textron Financial Corp.,
Notes, 4.41%, 4/24/2006	2,000,000	[e]	2,021,758
			92,402,773
Health Care—.3%
Tenet Healthcare,
Sr. Notes, 6.375%, 12/1/2011	3,000,000	[a]	2,895,000
Industrials—.0%
Emerson Electric,
Bonds, 4.5%, 5/1/2013	200,000		199,737
Insurance—2.3%
Aspen Insurance,
Sr. Notes, 6%, 8/15/2014	220,000	[d]	225,637
Chubb,
Notes, 6%, 11/15/2011	70,000		75,731
Loews,
Notes, 6.75%, 12/15/2006	2,000,000		2,076,164
Marsh & McLennan Companies, Sr. Notes:
5.375%, 03/15/2007	10,000,000		10,144,060
7.125%, 06/15/2009	5,000,000		5,397,835
Prudential Financial,
Notes, 4%, 1/15/2009	4,000,000		3,974,632
			21,894,059
Media—1.3%
Knight-Ridder,
Notes, 4.625%, 11/1/2014	296,000		290,674
Liberty Media,
Notes, 3.5%, 9/25/2006	7,000,000		6,905,136
Sr. Notes, 5.7%, 5/15/2013	5,550,000	[a]	5,159,924
Sprint Capital,
Gtd. Notes, 6.125%, 11/15/2008	211,000		222,886
			12,578,620

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

Mining & Metals—.0%
Alcoa,
Notes, 4.25%, 8/15/2007	55,000	55,113
Oil & Gas—.4%
ConocoPhillips,
Gtd. Notes, 4.75%, 10/15/2012	115,000	117,167
Sr. Notes, 6.35%, 4/15/2009	3,397,000	3,659,680
		3,776,847
Paper & Forest Products—.0%
International Paper,
Notes, 5.85%, 10/30/2012	55,000	57,882
Pharmaceutical—2.9%
Cardinal Health, Notes:
6%, 1/15/2006	3,650,000	3,682,584
6.25%, 7/15/2008	4,000,000	4,197,676
6.75%, 2/15/2011	10,925,000	12,028,917
Pharmacia,
Notes, 5.875%, 12/1/2008	7,500,000	7,947,982
		27,857,159
Real Estate—.0%
EOP Operating,
Sr. Notes, 7%, 7/15/2011	80,000	89,411
Residential Mortgage Pass—Through Certificates—.1%
First Horizon Alternative Mortgage Securities I,
Ser. 2004-FA1, Cl. A1, 6.25%, 10/25/2034	823,074	850,557
Retail—.1%
Tricon Global,
Sr. Notes, 8.875%, 4/15/2011	270,000	327,171
Software—.1%
Oracle, 6.91%, 2/15/2007	945,000	988,637
Structured Index—.2%
Morgan Stanley Traded Custody Receipts:
Ser. 2002-1, 5.878%, 3/1/2007	2,072,000 [d,f]	2,108,403
Telecommunications—2.5%
AT&T Wireless Services,
Sr. Notes, 7.875%, 3/1/2011	8,000,000	9,295,032
British Telecommunications,
Notes, 8.375%, 12/15/2010	266,000	314,730

14

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

Telecommunications (continued)
GTE North,
Deb., 6.9%, 11/1/2008	7,000,000	7,487,053
GTE Northwest,
Debs., 6.3%, 6/1/2010	1,055,000	1,111,718
Pacific Bell,
Notes, 6.125%, 2/15/2008	1,000,000	1,044,863
SBC Communications,
Notes, 5.75%, 5/2/2006	5,000,000	5,085,085
Verizon Florida,
Deb., 6.125%, 1/15/2013	143,000	152,323
Verizon Wireless Capital,
Notes, 5.375%, 12/15/2006	45,000	45,909
		24,536,713
U.S. Government—1.2%
U.S Treasury Inflation Protection Securities:
2%, 7/15/2014	5,200,992 [a,g]	5,393,687
3.375%, 4/15/2032	1,089,829 [g]	1,486,367
3.625%, 4/15/2028	3,521,164 [g]	4,747,060
		11,627,114
U.S. Government Agencies/Mortgage-Backed—3.6%
Federal Home Loan Mortgage Corp.:
2.375%, 2/15/2007	8,000,000	7,823,512
3.75%, 4/15/2007	6,000,000	6,005,214
4.75%, 12/8/2010	5,000,000	5,016,200
5.5%, 9/1/2034	31,636	32,140
6.5%, 5/1/2032	51,348	53,385
Federal National Mortgage Association:
4%, 11/10/2014	5,000,000	4,989,210
5%, 11/28/2014	10,000,000	10,033,990
5.5%, 9/1/2034	135,926	137,922
6%, 5/1/2033-9/1/2034	384,984	396,087
8%, 1/1/2030-11/1/2030	326,045	351,635
Government National Mortgage Association I,
6.5%, 6/15/2032	61,125	64,105
		34,903,400
Total Bonds and Notes
(cost $273,757,584)		273,996,279

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investments—.1%	Shares	Value ($)

Registered Investment Companies:
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $819,000)	819,000 [h]	819,000

Investment of Cash Collateral
for Securities Loaned—3.2%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $31,428,403)	31,428,403 [h]	31,428,403

Total Investments (cost $958,671,291)	103.4%	1,002,742,447
Liabilities, Less Cash and Receivables	(3.4%)	(33,115,830)
Net Assets	100.0%	969,626,617

ADR—American Depository Receipts.
[a] All or a portion of these securities are on loan. At May 31, 2005, the total market value of the fund's securities on loan is $30,462,846 and the total market value of the collateral held by fund is $31,428,403.
[b] Non-income producing.
[c] Non-income producing—security in default.
[d] Securities exempt from registration under rule 144A of the Securities Act of 1933.These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, these securities amounted to $2,468,368 or .3% of net assets.
[e] Variable rate security—interest rate subject to periodic change.
[f] Security linked to a portfolio of investment grade debt securities.
[g] Principal amount for accrual purpose is periodically adjusted based on changes in the Consumer Price Index.
[h] Investments in affiliated money market mutual funds.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Financial	24.8	Energy	3.5
Health Care	15.9	Money Market Investments	3.3
Information Technology	14.0	Telecommunications	3.2
Consumer Discretionary	8.2	Other	13.1
Industrials	7.9
Consumer Staples	5.9
U.S. Government Agencies/			103.4
Mortgage-Backed	3.6

† Based on net assets.
See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES May 31, 2005 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including securities
on loan, valued at $30,462,846)—Note 1(b):
Unaffiliated issuers	926,423,888	970,495,044
Affiliated issuers	32,247,403	32,247,403
Cash		1,523,493
Receivable for investment securities sold		4,994,667
Dividends and interest receivable		4,704,212
Receivable for shares of Beneficial Interest subscribed		2,337,617
Prepaid expenses		121,125
		1,016,423,561

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,008,658
Liability for securities on loan—Note 1(b)		31,428,403
Payable for investment securities purchased		12,900,200
Payable for shares of Beneficial Interest redeemed		1,116,989
Accrued expenses		342,694
		46,796,944

Net Assets ($)		969,626,617

Composition of Net Assets ($):
Paid-in capital		909,636,136
Accumulated undistributed investment income—net		4,260,588
Accumulated net realized gain (loss) on investments		11,658,737
Accumulated net unrealized appreciation
(depreciation) on investments		44,071,156

Net Assets ($)		969,626,617

The Fund 17

STATEMENT OF ASSETS AND LIABILITIES (continued)
Net Asset Value Per Share

Class A
Net Assets ($)	284,810,510
Shares Outstanding	14,796,745
Net Asset Value Per Share ($)	19.25

Class B
Net Assets ($)	182,276,170
Shares Outstanding	9,536,507
Net Asset Value Per Share ($)	19.11

Class C
Net Assets ($)	160,903,117
Shares Outstanding	8,406,221
Net Asset Value Per Share ($)	19.14

Class R
Net Assets ($)	945,592
Shares Outstanding	49,102
Net Asset Value Per Share ($)	19.26

Class T
Net Assets ($)	3,229,270
Shares Outstanding	168,073
Net Asset Value Per Share ($)	19.21

Class J
Net Assets ($)	227,760,307
Shares Outstanding	11,804,028
Net Asset Value Per Share ($)	19.30

Class Z
Net Assets ($)	109,701,651
Shares Outstanding	5,700,447
Net Asset Value Per Share ($)	19.24

See notes to financial statements.
18

STATEMENT OF OPERATIONS Six Months Ended May 31, 2005 (Unaudited)
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers (net of $60,091 foreign taxes withheld at source)	5,595,100
Affiliated issuers	153,090
Interest	5,774,699
Income from securities lending	85,698
Total Income	11,608,587
Expenses:
Investment advisory fee—Note 3(a)	3,619,187
Shareholder servicing costs—Note 3(c)	1,397,858
Distribution fees—Note 3(b)	1,145,304
Registration fees	165,732
Professional fees	86,873
Prospectus and shareholders' reports	83,494
Custodian fees—Note 3(c)	30,189
Trustees' fees and expenses—Note 3(d)	10,141
Loan commitment fees—Note 2	1,381
Miscellaneous	19,378
Total Expenses	6,559,537
Less—reduction in investment advisory fee
due to undertaking—Note 3(a)	(117,048)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(4,883)
Net Expenses	6,437,606
Investment Income—Net	5,170,981

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	12,896,479
Net unrealized appreciation (depreciation) on investments	(9,700,641)
Net Realized and Unrealized Gain (Loss) on Investments	3,195,838
Net Increase in Net Assets Resulting from Operations	8,366,819

See notes to financial statements.
The Fund 19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2005	Year Ended
	(Unaudited)	November 30, 2004 [a]

Operations ($):
Investment income—net	5,170,981	6,975,367
Net realized gain (loss) on investments	12,896,479	8,020,906
Net unrealized appreciation
(depreciation) on investments	(9,700,641)	19,254,136
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,366,819	34,250,409

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(2,229,931)	—
Class B shares	(876,835)	—
Class C shares	(741,637)	—
Class R shares	(6,234)	—
Class T shares	(22,966)	—
Class J shares	(2,611,167)	(3,108,952)
Class Z shares	(1,311,701)	—
Net realized gain on investments:
Class A shares	(1,382,746)	—
Class B shares	(876,085)	—
Class C shares	(781,129)	—
Class R shares	(3,423)	—
Class T shares	(16,814)	—
Class J shares	(1,468,545)	—
Class Z shares	(712,974)	—
Total Dividends	(13,042,187)	(3,108,952)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	102,910,387	221,057,398
Class B shares	55,743,968	134,953,548
Class C shares	49,559,448	123,396,405
Class R shares	558,143	405,655
Class T shares	835,518	2,536,699
Class J shares	15,022,109	62,031,901
Class Z shares	2,789,766	—
Net assets received in connection with
reorganization—Note 1:
Class Z shares	120,745,007	—

20

	Six Months Ended
	May 31, 2005	Year Ended
	(Unaudited)	November 30, 2004 [a]

Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A shares	3,339,248	—
Class B shares	1,559,230	—
Class C shares	1,214,793	—
Class R shares	5,248	—
Class T shares	38,140	—
Class J shares	3,586,646	2,743,173
Class Z shares	1,984,199	—
Cost of shares redeemed:
Class A shares	(35,622,006)	(13,358,077)
Class B shares	(9,377,930)	(4,243,419)
Class C shares	(11,060,445)	(5,278,702)
Class R shares	(34,518)	(10)
Class T shares	(139,071)	(91,511)
Class J shares	(35,170,408)	(52,906,444)
Class Z shares	(13,564,610)	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	254,922,862	471,246,616
Total Increase (Decrease) in Net Assets	250,247,494	502,388,073

Net Assets ($):
Beginning of Period	719,379,123	216,991,050
End of Period	969,626,617	719,379,123
Undistributed investment income—net	4,260,588	6,890,078

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS (continued)
Six Months Ended
	May 31, 2005	Year Ended
	(Unaudited)	November 30, 2004 [a]

Capital Share Transactions:
Class A [b]
Shares sold	5,352,013	11,855,076
Shares issued for dividends reinvested	170,630	—
Shares redeemed	(1,862,125)	(718,849)
Net Increase (Decrease) in Shares Outstanding	3,660,518	11,136,227

Class B [b]
Shares sold	2,919,527	7,259,310
Shares issued for dividends reinvested	80,001	—
Shares redeemed	(493,361)	(228,970)
Net Increase (Decrease) in Shares Outstanding	2,506,167	7,030,340

Class C
Shares sold	2,591,668	6,618,891
Shares issued for dividends reinvested	62,233	—
Shares redeemed	(581,091)	(285,480)
Net Increase (Decrease) in Shares Outstanding	2,072,810	6,333,411

Class R
Shares sold	29,047	21,559
Shares issued for dividends reinvested	268	—
Shares redeemed	(1,771)	(1)
Net Increase (Decrease) in Shares Outstanding	27,544	21,558

Class T
Shares sold	43,156	135,107
Shares issued for dividends reinvested	1,950	—
Shares redeemed	(7,224)	(4,916)
Net Increase (Decrease) in Shares Outstanding	37,882	130,191

Class J
Shares sold	781,506	3,330,826
Shares issued for dividends reinvested	182,992	151,223
Shares redeemed	(1,832,540)	(2,828,675)
Net Increase (Decrease) in Shares Outstanding	(868,042)	653,374

Class Z
Shares sold	145,632	—
Shares issued in connection with reorganization—Note 1	6,160,460
Shares issued for dividends reinvested	101,493	—
Shares redeemed	(707,138)	—
Net Increase (Decrease) in Shares Outstanding	5,700,447	—

[a]	The fund commenced offering six classes of shares on February 2, 2004.The existing shares were redesignated
Class J shares and the fund added Class A, Class B, Class C, Class R and Class T shares.
[b]	During the period ended May 31, 2005, 63,621 Class B shares representing $1,208,021 were automatically converted to 63,282 Class A shares and during the period ended November 30, 2004, 23,015 Class B shares representing $427,083 were automatically converted to 22,913 Class A shares.
See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

	Six Months Ended
	May 31, 2005	Year Ended
Class A Shares	(Unaudited)	November 30, 2004 [a]

Per Share Data ($):
Net asset value, beginning of period	19.30	18.86
Investment Operations:
Investment income—net [b]	.13	.28
Net realized and unrealized
gain (loss) on investments	.13	.16
Total from Investment Operations	.26	.44
Distributions:
Dividends from investment income—net	(.19)	—
Dividends from net realized gain on investments	(.12)	—
Total Distributions	(.31)	—
Net asset value, end of period	19.25	19.30

Total Return (%) [c,d]	1.29	2.33

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [d]	.62	1.03
Ratio of net expenses to average net assets [d]	.62	1.03
Ratio of net investment income
to average net assets [d]	.66	1.52
Portfolio Turnover Rate	18.98[d]	32.41

Net Assets, end of period ($ X 1,000)	284,811	214,949

[a]	From February 2, 2004 (commencement of operations) to November 30, 2004.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	May 31, 2005	Year Ended
Class B Shares	(Unaudited)	November 30, 2004 [a]

Per Share Data ($):
Net asset value, beginning of period	19.17	18.86
Investment Operations:
Investment income—net [b]	.05	.15
Net realized and unrealized
gain (loss) on investments	.13	.16
Total from Investment Operations	.18	.31
Distributions:
Dividends from investment income—net	(.12)	—
Dividends from net realized gain on investments	(.12)	—
Total Distributions	(.24)	—
Net asset value, end of period	19.11	19.17

Total Return (%) [c,d]	.88	1.64

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [d]	1.01	1.70
Ratio of net expenses to average net assets [d]	1.01	1.70
Ratio of net investment income
to average net assets [d]	.27	.83
Portfolio Turnover Rate	18.98[d]	32.41

Net Assets, end of period ($ X 1,000)	182,276	134,791

[a]	From February 2, 2004 (commencement of operations) to November 30, 2004.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

24

	Six Months Ended
	May 31, 2005	Year Ended
Class C Shares	(Unaudited)	November 30, 2004 [a]

Per Share Data ($):
Net asset value, beginning of period	19.19	18.86
Investment Operations:
Investment income—net [b]	.06	.16
Net realized and unrealized
gain (loss) on investments	.12	.17
Total from Investment Operations	.18	.33
Distributions:
Dividends from investment income—net	(.11)	—
Dividends from net realized gain on investments	(.12)	—
Total Distributions	(.23)	—
Net asset value, end of period	19.14	19.19

Total Return (%) [c,d]	.90	1.75

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [d]	.98	1.64
Ratio of net expenses to average net assets [d]	.98	1.64
Ratio of net investment income
to average net assets [d]	.30	.84
Portfolio Turnover Rate	18.98[d]	32.41

Net Assets, end of period ($ X 1,000)	160,903	121,545

[a]	From February 2, 2004 (commencement of operations) to November 30, 2004.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	May 31, 2005	Year Ended
Class R Shares	(Unaudited)	November 30, 2004 [a]

Per Share Data ($):
Net asset value, beginning of period	19.31	18.86
Investment Operations:
Investment income—net [b]	.15	.35
Net realized and unrealized
gain (loss) on investments	.13	.10
Total from Investment Operations	.28	.45
Distributions:
Dividends from investment income—net	(.21)	—
Dividends from net realized gain on investments	(.12)	—
Total Distributions	(.33)	—
Net asset value, end of period	19.26	19.31

Total Return (%) [c]	1.42	2.38

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [c]	.49	.97
Ratio of net expenses to average net assets [c]	.49	.97
Ratio of net investment income
to average net assets [c]	.79	2.11
Portfolio Turnover Rate	18.98[c]	32.41

Net Assets, end of period ($ X 1,000)	946	416

[a]	From February 2, 2004 (commencement of operations) to November 30, 2004.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
See notes to financial statements.

26

	Six Months Ended
	May 31, 2005	Year Ended
Class T Shares	(Unaudited)	November 30, 2004 [a]

Per Share Data ($):
Net asset value, beginning of period	19.26	18.86
Investment Operations:
Investment income—net [b]	.10	.23
Net realized and unrealized
gain (loss) on investments	.13	.17
Total from Investment Operations	.23	.40
Distributions:
Dividends from investment income—net	(.16)	—
Dividends from net realized gain on investments	(.12)	—
Total Distributions	(.28)	—
Net asset value, end of period	19.21	19.26

Total Return (%) [c,d]	1.15	2.12

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [d]	.76	1.26
Ratio of net expenses to average net assets [d]	.76	1.26
Ratio of net investment income
to average net assets [d]	.52	1.19
Portfolio Turnover Rate	18.98[d]	32.41

Net Assets, end of period ($ X 1,000)	3,229	2,508

[a]	From February 2, 2004 (commencement of operations) to November 30, 2004.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	May 31, 2005		Year Ended November 30,

Class J Shares	(Unaudited)	2004 [a]	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	19.35	18.05	16.37	18.66	19.21	18.54
Investment Operations:
Investment income—net	.15[b]	.34[b]	.25	.26	.26	.27
Net realized and unrealized
gain (loss) on investments	.13	1.21	1.69	(.98)	1.54	1.95
Total from Investment Operations	.28	1.55	1.94	(.72)	1.80	2.22
Distributions:
Dividends from
investment income—net	(.21)	(.25)	(.26)	(.26)	(.27)	(.21)
Dividends from net realized
gain on investments	(.12)	—	—	(1.31)	(2.08)	(1.34)
Total Distributions	(.33)	(.25)	(.26)	(1.57)	(2.35)	(1.55)
Net asset value, end of period	19.30	19.35	18.05	16.37	18.66	19.21

Total Return (%)	1.39[c]	8.69	12.05	(4.07)	10.75	12.99

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.53[c]	.95	1.08	1.11	1.17	1.22
Ratio of net expenses
to average net assets	.52[c]	.95	1.07	1.10	1.15	1.22
Ratio of net investment income
to average net assets	.76[c]	1.79	1.90	1.91	1.73	1.42
Portfolio Turnover Rate	18.98[c]	32.41	41.73	79.24	58.23	77.94

Net Assets, end of period
($ X 1,000)	227,760	245,171	216,991	138,027	83,800	60,100

[a]	The fund commenced offering six classes of shares on February 2, 2004.The existing shares were redesignated
Class J shares.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
See notes to financial statements.

28

Six Months Ended
May 31, 2005
Class Z Shares	(Unaudited) [a]

Per Share Data ($):
Net asset value, beginning of period	19.60
Investment Operations:
Investment income—net [b]	.13
Net realized and unrealized
gain (loss) on investments	(.16)
Total from Investment Operations	(.03)
Distributions:
Dividends from investment income—net	(.21)
Dividends from net realized gain on investments	(.12)
Total Distributions	(.33)
Net asset value, end of period	19.24

Total Return (%) [c]	(.12)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [c]	.56
Ratio of net expenses to average net assets [c]	.47
Ratio of net investment income
to average net assets [c]	.69
Portfolio Turnover Rate [c]	18.98

Net Assets, end of period ($ X 1,000)	109,702

[a]	From December 18, 2004 (commencement of initial offering) to May 31, 2005.
[b] Based on average shares outstanding at each month end.
[c] Not annualized.
See notes to financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Balanced Opportunity Fund (the "fund") is a separate diversified series of Dreyfus Premier Manager Funds II (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund's investment objective seeks high total return through a combination of capital appreciation and current income. The Dreyfus Corporation ("Dreyfus") serves as the fund's investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial"). Wisconsin Capital Management, Inc. ("Wisconsin Capital") serves as the fund's sub-investment adviser.

As of the close of business on December 17, 2004, pursuant to an Agreement and Plan of Reorganization previously approved by the fund's Board of Trustees, all of the assets, subject to the liabilities, of Dreyfus Balanced Fund, Inc. were transferred to the fund. Shareholders of Dreyfus Balanced Fund, Inc. received Class Z shares of the fund, in an amount equal to the aggregate net asset value of their investment in Dreyfus Balanced Fund, Inc. at the time of the exchange. The net asset value of the fund's Class Z shares at the close of business on December 17, 2004, after the reorganization, was $19.60 per share, and a total of 6,160,460 Class Z shares representing net assets of $120,745,007 (including $13,596,353 net unrealized appreciation on investments were issued to Dreyfus Balanced Fund, Inc. shareholders in the exchange.The exchange was a tax-free event to shareholders.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the Distributor of the fund's shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class R, Class T, Class J and Class Z shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales

30

charge ("CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class R, Class J and Class Z shares are sold at net asset value per share. Class R shares are sold only to institutional investors and Class J and Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valu-

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR's and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

Debt securities (excluding short-term investments other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the "Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Restricted securities, as well as secu-

32

rities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the fund to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of Dreyfus, the fund may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus.The

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as "affiliated" in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2004 was as follows: ordinary income $3,108,952. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based

34

on prevailing market rates in effect at the time of borrowings. During the period ended May 31, 2005, the fund did not borrow under the Facility.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement ("Agreement") with Dreyfus,the investment advisory fee is computed at the annual rate of .80 of 1% of the value of the fund's average daily net assets and is payable monthly. Dreyfus has contractually agreed, until January 30, 2006, to waive receipt of its fees and/or assume the expenses of the fund, so that annual fund operating expenses for Class J, exclusive of taxes, interest, brokerage commissions,commitment fees and extraordinary expenses,do not exceed 1.11% . Dreyfus has contractually agreed until November 30, 2006, to waive receipt of its fees and/or assume the expenses of the fund, so that annual fund operating expenses for Class Z, exclusive of expenses as described above, do not exceed 1.08% .The reduction in investment advisory fee, pursuant to the undertaking, amounted to $117,048 during the period ended May 31, 2005.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Wisconsin Capital, Dreyfus has agreed to pay Wisconsin Capital a monthly fee in the amount of 100% of the management fee paid by the fund to Dreyfus for such month, less certain fees waived or expenses paid or reimbursed by Dreyfus, on the fund's assets attributable to accounts of shareholders who have an adviser-client relationship with Wisconsin Capital, plus, with respect to all other assets of the fund, an annual fee of .30 of 1% of the value of the fund's average daily net assets up to $300 million and .25 of 1% of the value of the fund's average daily net assets in excess of $300 million, payable monthly.

During the period ended May 31, 2005, the Distributor retained $342,580 and $1,873 from commissions earned on sales of the fund's Class A and Class T shares, respectively, and $179,596 and $48,067 from contingent deferred sales charges on redemptions of the fund's Class B and Class C shares, respectively.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

36

(b) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of their average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended May 31, 2005, Class B, Class C and Class T shares were charged $601,569,$540,027 and $3,708,respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2005, Class A, Class B, Class C and Class T shares were charged $320,331, $200,523, $180,009 and $3,708, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of Class Z shares' average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2005, Class Z shares were charged $48,210, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2005, the fund was charged $201,175 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2005, the fund was charged $30,189 pursuant to the custody agreement.

During the period ended May 31, 2005, the fund was charged $1,693 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: investment advisory fees $648,967, Rule 12b-1 distribution plan fees $214,993, shareholder services plan fees $131,962, custodian fees $9,200, chief compliance officer fees $1,693 and transfer agency per account fees $63,238, which are offset against an expense reimbursement currently in effect in the amount of $61,395.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by Dreyfus.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended May 31, 2005, amounted to $316,886,819 and $168,127,523, respectively.

At May 31, 2005, accumulated net unrealized appreciation on investments was $44,071,156, consisting of $65,119,286 gross unrealized appreciation and $21,048,130 gross unrealized depreciation.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At May 31,2005,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the "Funds") in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the "Amended Complaint") on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any

38

unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. In November 2004, all named defendants moved to dismiss the Amended Complaint in whole or substantial part. Briefing was completed in May 2005.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus' ability to perform its contract with the Funds.

The Fund 39

INFORMATION ABOUT THE REVIEW
AND APPROVAL OF THE FUND'S
M A N A G E M E N T A G R E E M E N T	(Unaudited)

At a meeting of the Board of Trustees for the fund held on March 14, 2005, the Board considered the re-approval for a one-year term of the fund's Management Agreement (the "Management Agreement"), pursuant to which the Manager provides the fund with investment advisory and administrative services, and of the fund's Sub-Investment Advisory Agreement with Wisconsin Capital Management, LLC ("Wisconsin Capital"), pursuant to which Wisconsin Capital provides day-to-day management of the fund's investments subject to the Manager's oversight.The Board members who are not "interested persons" (as defined in the Act (the "Independent Trustees")) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager and Wisconsin Capital.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement, and by Wisconsin Capital pursuant to the Sub-Investment Advisory Agreement.The Manager's representatives reviewed the fund's distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager's representatives noted the diversity of distribution of the fund as well as the distribution of other funds in the Dreyfus complex, and the Manager's corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund's distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund's asset size.

The Board members also considered the Manager's and Wisconsin Capital's research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also

40

considered the Manager's extensive administrative, accounting and compliance infrastructure, as well as the Manager's supervisory activities over Wisconsin Capital.

Comparative Analysis of the Fund's Performance, Management Fee and Expense Ratio. The Board members reviewed the fund's performance, management fee and expense ratio and placed significant emphasis on comparisons to a group of comparable funds and Lipper averages, and discussed the results of the comparisons. The group of comparable funds was previously approved by the Board for this purpose and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same Lipper category as the fund.The Board members noted that the fund's performance measured by total return was above the comparison group and Lipper Balanced Funds category averages for the three-, five-, and ten-year periods ended January 31, 2005 and below the comparison group and Lipper category averages for the one-year period ended January 31, 2005. The Board members discussed the reasons for the fund's short-term underperformance and the efforts employed by Wisconsin Capital to improve performance.

The Board members reviewed the range of management fees and expense ratios, noting that the fund's management fee was higher than a majority of the funds in the comparison group, and that the fund's expense ratio was lower than that of the Lipper Balanced Funds category average and higher than that of the comparison group average. The Board members also considered the fund's primary distribution channel, and the fees charged, and services provided, by financial intermediaries offering the fund in that channel.The Board member noted that the Manager has contractually agreed, until January 30, 2006, to waive receipt of its fees and/or assume the expenses of the fund, so that annual fund operating expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, shareholder servicing fees, Rule 12b-1 fees and extraordinary expenses) for Class J do not

The Fund 41

INFORMATION ABOUT THE	REVIEW AND	APPROVAL	OF THE
FUND'S MANAGEMENT	AGREEMENT	(Unaudited)	(continued)

exceed 1.11% . If the class-specific fees for Class J which can be waived and/or assumed are insufficient to meet the undertaking for Class J, the Board noted that the Manager had agreed to limit the fund's operating expenses and/or assume all or part of the expenses of each share class of the fund (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, shareholder servicing fees, Rule 12b-1 fees and extraordinary expenses) to the extent necessary to meet the undertaking for Class J. The Board members also noted that the Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of Class Z shares until at least November 30, 2006, so that the total annual operating expenses of the fund's Class Z shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.08% .

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund (the "Similar Funds") and to the Manager or Wisconsin Capital or any of their affiliates by separate accounts with similar investment objectives, policies and strategies as the fund (the "Separate Accounts" and, collectively with the Similar Funds, the "Similar Accounts"), and explained the nature of each Similar Account and the differences, from the Manager and Wisconsin Capital's perspective, as applicable, in providing services to such Similar Accounts as compared to the fund.The Manager's representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid for managing the Similar Accounts and discussed the relationship of the advisory fees paid in light of the Manager's or Wisconsin Capital's performance, as the case may be, and the services provided.The Board members considered the relevance of the fee information provided for the Similar Accounts managed by the Manager or Wisconsin Capital, as applicable, to evaluate the appropriateness and reasonableness of the fund's management and sub-advisory fees. The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

42

Analysis of Profitability and Economies of Scale. The Manager's representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board received and considered information prepared by and independent counseling firm regarding Dreyfus' approach to allocating costs to and determining the profitability of individual funds and the entire Dreyfus mutual fund complex. The consulting firm also analyzed where any economies of scale might emerge as assets grow. The Board members evaluated the analysis in light of the relevant circumstances for the fund, the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager and Wisconsin Capital from acting as investment adviser and sub-investment adviser, respectively, and noted that there were soft dollar arrangements with respect to trading the fund's portfolio.

It was noted that the Board members should consider the Manager's profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund's assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the Manager, and not the fund, pays Wisconsin Capital pursuant to the Sub-Investment Advisory Agreement. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and, given the fund's overall performance and generally superior service levels provided. The Board also noted the current fee waiver and expense reimbursement arrangement and its effect on profitability of the Manager.

The Fund 43

INFORMATION ABOUT THE	REVIEW AND	APPROVAL	OF THE
FUND'S MANAGEMENT	AGREEMENT	(Unaudited)	(continued)

At the conclusion of these discussions, each of the Independent Trustees expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund's Management Agreement and Sub-Investment Advisory Agreement. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager and Wisconsin Capital are ade- quate and appropriate.
  The Board was satisfied with the fund's overall performance and with Wisconsin Capital's efforts to improve performance and monitor and resolve short-term performance issues.
  The Board concluded that the fee paid to the Manager was rea- sonable in light of comparative performance and expense and advisory fee information, costs of the services provided and prof- its realized, or to be realized, and benefits derived or to be derived by the Manager from its relationship with the fund. The Board noted the fee waiver and expense reimbursement arrangement undertaken by the Manager.
  The Board that, to the extent that material economies of scale had not been shared with the fund, the Board would seek to do so.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund's Management Agreement, and the Sub-Investment Advisory Agreement with Wisconsin Capital, was in the best interests of the fund and its shareholders.

44

For More Information

Dreyfus Premier	Custodian

Balanced Opportunity Fund
Mellon Bank, N.A.
200 Park Avenue
One Mellon Bank Center
New York, NY 10166
Pittsburgh, PA 15258

Investment Adviser	Transfer Agent &

The Dreyfus Corporation	Dividend Disbursing Agent

200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue

Sub-Investment Adviser	New York, NY 10166

Wisconsin Capital Management, LLC	Distributor

1200 John Q. Hammons Drive
Dreyfus Service Corporation
Madison,WI 53717
200 Park Avenue

New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Dreyfus Premier
Select Fund

SEMIANNUAL REPORT May 31, 2005

Save time. Save paper. View your next shareholder report online as soon as it's available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier
Select Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Select Fund, covering the six-month period from December 1, 2004, through May 31,2005.Inside,you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Clint A. Oppermann of Wisconsin Capital Management, LLC, the fund's sub-investment adviser.

The six-month reporting period produced mixed results for U.S. stocks across most market-capitalization ranges. After rallying strongly in the final weeks of 2004, equities gave back most of their gains over the first five months of 2005 as rising energy prices, higher interest rates and renewed economic concerns took their toll on investor sentiment.

According to our economists, recent market turbulence probably is the result of a transition to a more mature phase of the economic cycle; one that typically is characterized by higher interest rates and slowing corporate profit growth. At times such as these, we believe it is especially important for investors to stay in touch with their financial advisors, as they can help you respond to the challenges and opportunities of today's changing investment environment.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Clint A. Oppermann, Portfolio Manager Wisconsin Capital Management, LLC, Sub-Investment Adviser
How did Dreyfus Premier Select Fund perform relative to its benchmark?

For the six-month period ended May 31, 2005, the fund produced total returns of 2.17% for Class A shares, 1.93% for Class B shares, 1.93% for Class C shares, 2.25% for Class R shares and 2.09% for Class T shares.1 In comparison, the fund's benchmark, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), produced a 2.42% total return for the six-month period.2 The fund commenced operations after the assets of Thompson Plumb Select Fund ("the predecessor fund") were transferred to the fund in exchange for Class J shares of the fund in a tax-free reorganization on February 25, 2005. Fund performance for the period prior to February 25, 2005, reflects the performance of the predecessor fund.

U.S. stocks generally produced mixed results as investors worried that potential inflationary pressures and rising interest rates might affect corporate profits.The fund's performance for the six-month reporting period was slightly lower than the S&P 500 Index, primarily due to the fund's holdings of value-oriented stocks that, despite sound business fundamentals, have not yet attracted investors' attention.

What is the fund's investment approach?

The fund seeks a high level of capital appreciation. To pursue this goal, the fund invests in a select portfolio of common stocks in approximately 20 to 40 companies that we believe are undervalued and have the potential for growth. When selecting investments, we analyze the quality of the company and its business, as well as the company's market valuation relative to its intrinsic business value.The fund typically invests in average or higher-quality companies when their shares are trading at substantial discounts to our estimates of their intrinsic values.We generally look for companies that meet the following criteria:

  Good growth prospects
  Leading market positions
The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)
  Consistent operating history
  Capable management
  High barriers to market entry and other competitive advantages
  Attractive returns on equity and assets
  Relatively low debt burdens

We estimate a company's intrinsic value using a proprietary statistical model based on discounted free cash flow methodologies that are "cross-checked" with historical absolute and relative valuation measures.

What other factors influenced the fund's performance?

Although we choose investments one company at a time and not according to broader economic or market trends, it is worth noting that stocks produced generally lackluster returns during the reporting period as investor sentiment shifted frequently in response to conflicting signals from the U.S. economy. Early in the reporting period, surging energy prices and a stronger labor market led many investors to conclude that renewed inflationary pressures might prompt the Federal Reserve Board to raise interest rates faster and to a higher level than previously expected, potentially hurting corporate profits. Later in the reporting period, signs of economic weakness helped ease inflation concerns, but investors became worried that a slowing economy might erode business conditions for some companies.

As investor sentiment changed, we maintained our focus on finding undervalued companies with strong growth prospects. Indeed, a number of the fund's holdings gained value during the reporting period as more investors recognized their relatively attractive stock prices. For example, pharmaceutical giant Merck & Co. bounced back from earlier weakness when it appeared that sales might resume for Vioxx, a major pain relief medication. Similarly, multinational beverage leader Coca-Cola recovered from previously low valuations as the company addressed a number of management issues. In our view, Merck and Coke are good examples of high-quality companies that were available at attractively low valuations when we purchased them.

Other stocks that fared well during the reporting period included Coventry Health Care, where investors responded favorably to the company's acquisition of a former rival, and orthopedics products provider Wright Medical Group, which quickly gained value after we

4

added it to the fund earlier in the reporting period at a stock price we considered undervalued.

On the other hand, the fund had its share of disappointments over the reporting period, primarily among companies that, in our judgment, enjoy sound long-term business fundamentals that have not yet been recognized by most investors. For example, for-profit education companies Corinthian Colleges and Career Education gave back some of the gains they achieved during the fourth quarter of 2004 as enrollment trends appeared to weaken for the industry overall. However, we believe that lower enrollment rates are primarily the result of a change in marketing strategies, and they should rebound toward previous levels when the change is complete. Similarly, drug distributor Cardinal Health lost value during the reporting period, primarily due to its transition to a new business model that is designed to address changes in the pricing environment and other factors.

What is the fund's current strategy?

We have continued to employ our disciplined, bottom-up approach to identifying attractively valued opportunities among growing companies. As of the end of the reporting period, our calculations showed that, on average, the fund's holdings had a quality rating of 3.9 on a one-to-five scale, yet they were priced at 69% of our proprietary estimates of value. In our view, these characteristics position the fund to benefit as valuations rise to reflect its holdings' fundamental strengths.We believe that our approach has well-positioned the fund for future growth.

June 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided for Class J reflects the absorption of fund's Class J shares expenses by The Dreyfus Corporation pursuant to an agreement in effect through February 25, 2007, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund's Class J shares return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor's 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ' S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Select Fund from December 1, 2004 to May 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2005 †

	Class A	Class B	Class C	Class R	Class T	Class J

Expenses paid
per $1,000 ††	$ 3.81	$ 6.05	$ 6.05	$ 3.34	$ 4.67	$ 6.45
Ending value
(after expenses)	$1,007.10	$1,004.70	$1,004.70	$1,007.80	$1,006.30	$1,021.70

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended May 31, 2005†

	Class A	Class B	Class C	Class R	Class T	Class J

Expenses paid
per $1,000 ††	$ 3.82	$ 6.06	$ 6.06	$ 3.35	$ 4.68	$ 6.44
Ending value
(after expenses)	$1,009.21	$1,006.98	$1,006.98	$1,009.68	$1,008.35	$1,018.55

†	For Class J shares and from February 25, 2005 (commencement of initial offering) to May 31, 2005 for Class A,
Class B, Class C, Class R and Class T shares.
††	Expenses are equal to the fund's annualized expense ratio of 1.46% for Class A, 2.32% for Class B, 2.32% for
Class C, 1.28% for Class R, 1.79% for Class T and 1.28% Class J; multiplied by the average account value over the period, multiplied by 95/365 for Class A, B, C, R and T shares and multiplied by 182/365 for Class J (to reflect the one-half year period for Class J and actual days since inception for Class A, Class B, Class C, Class R and Class T).
6

STATEMENT OF INVESTMENTS May 31, 2005 (Unaudited)
Common Stocks—92.4%	Shares	Value ($)

Consumer Discretionary—9.0%
Interpublic Group of Companies	125,000 [a]	1,542,500
Liberty Media	90,000 [a]	935,100
Time Warner	38,000 [a]	661,200
		3,138,800
Consumer Staples—4.5%
Coca-Cola	35,000	1,562,050
Financial—20.5%
American International Group	28,000	1,555,400
Doral Financial	100,000	1,159,000
Federal Home Loan Mortgage	11,000	715,440
Federal National Mortgage Association	35,000	2,073,400
Marsh & McLennan Cos.	58,000	1,684,320
		7,187,560
Health Care—10.9%
Cardinal Health	40,000	2,317,200
Wright Medical Group	55,000 [a]	1,514,700
		3,831,900
Industrials—17.7%
Career Education	90,000 [a]	3,120,300
Corinthian Colleges	200,000 [a]	3,092,000
		6,212,300
Information Technology—14.6%
BISYS Group	85,000 [a]	1,300,500
Electronic Data Systems	120,000	2,364,000
First Data	16,000	605,280
Microsoft	32,000	825,600
		5,095,380
Pharmaceuticals—15.2%
Bristol-Myers Squibb	24,000	608,640
Merck & Co.	45,000	1,459,800
Pfizer	77,000	2,148,300
Schering-Plough	30,000	585,000
Wyeth	12,000	520,440
		5,322,180
Total Common Stocks
(cost $28,497,515)		32,350,170

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
Bonds and Notes—2.8%		Amount ($)	Value ($)

Industrial;
General Motors Corp.
Notes, 7.1%, 3/15/2006
(cost $998,916)		1,000,000	990,504

Other Investment—7.3%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,553,000)		2,553,000 [b]	2,553,000

Total Investments (cost $32,049,431)		102.5%	35,893,674
Liabilities, Less Cash and Receivables		(2.5%)	(894,316)
Net Assets		100.0%	34,999,358

[a] Non-income producing.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

Financial	20.5	Consumer Discretionary	9.0
Industrials	20.5	Money Market Investments	7.3
Pharmaceuticals	15.2	Consumer Staples	4.5
Information Technology	14.6
Health Care	10.9		102.5

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES May 31, 2005 (Unaudited)
					Cost	Value

Assets ($):
Investments in securities-See Statement of Investments:
Unaffiliated issuers				29,496,431		33,340,674
Affiliated issuers					2,553,000	2,553,000
Cash						54,309
Dividends and interest receivable						50,192
Receivable for shares of Beneficial Interest subscribed						904
Prepaid expenses						76,665
						36,075,744

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)						22,609
Payable for investment securities purchased						1,036,410
Payable for shares of Beneficial Interest redeemed						8,798
Accrued expenses						8,569
						1,076,386

Net Assets ($)						34,999,358

Composition of Net Assets ($):
Paid-in capital						30,077,233
Accumulated undistributed investment income—net						5,049
Accumulated net realized gain (loss) on investments						1,072,833
Accumulated net unrealized appreciation
(depreciation) on investments						3,844,243

Net Assets ($)						34,999,358

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T	Class J

Net Assets ($)	163,189	1,005	1,005	1,007	1,006	34,832,146
Shares
Outstanding	12,714	78.431	78.431	78.431	78.431	2,713,040

Net Asset Value
Per Share ($)	12.84	12.81	12.81	12.84	12.83	12.84

See notes to financial statements.
The Fund 9

STATEMENT OF OPERATIONS Six Months Ended May 31, 2005 (Unaudited)
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	205,145
Affiliated issuers	30,175
Interest	8,241
Total Income	243,561
Expenses:
Investment advisory fee—Note 3(a)	154,436
Registration fees	36,486
Shareholder servicing costs—Note 3(c)	18,936
Professional fees	14,754
Administrative and accounting services fees—Note 3(a)	12,279
Trustees' fees and expenses—Note 3(d)	5,127
Custodian fees—Note 3(c)	4,288
Prospectus and shareholders' reports	1,232
Distribution fees—Note 3(b)	4
Miscellaneous	5,566
Total Expenses	253,108
Less—reduction in expenses
due to undertaking—Note 3(a)	(32,284)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(409)
Net Expenses	220,415
Investment Income—Net	23,146

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,112,067
Net unrealized appreciation (depreciation) on investments	(481,418)
Net Realized and Unrealized Gain (Loss) on Investments	630,649
Net Increase in Net Assets Resulting from Operations	653,795

See notes to financial statements.
10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2005	Year Ended
	(Unaudited) [a]	November 30, 2004 [b]

Operations ($):
Investment income—net	23,146	101,629
Net realized gain (loss) on investments	1,112,067	3,648,863
Net unrealized appreciation
(depreciation) on investments	(481,418)	1,334,754
Net Increase (Decrease) in Net Assets
Resulting from Operations	653,795	5,085,246

Dividends to Shareholders from ($):
Investment income—net;
Class J shares	(101,559)	(145,547)
Net realized gain on investments;
Class J shares	(194,121)	—
Total Dividends	(295,680)	(145,547)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	158,997	—
Class B shares	1,000	—
Class C shares	1,000	—
Class R shares	1,000	—
Class T shares	1,000	—
Class J shares	8,933,799	14,945,917
Dividends reinvested;
Class J shares	262,920	115,474
Cost of shares redeemed;
Class J shares	(6,509,800)	(10,740,105)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	2,849,916	4,321,286
Total Increase (Decrease) in Net Assets	3,208,031	9,260,985

Net Assets ($):
Beginning of Period	31,791,327	22,530,342
End of Period	34,999,358	31,791,327
Undistributed investment income—net	5,049	83,462

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	May 31, 2005	Year Ended
	(Unaudited) [a]	November 30, 2004 [b]

Capital Share Transactions:
Class A
Shares sold	12,714	—

Class B
Shares sold	78	—

Class C
Shares sold	78	—

Class R
Shares sold	78	—

Class T
Shares sold	78	—

Class J
Shares sold	695,386	1,327,643
Shares issued for dividends reinvested	20,240	10,643
Shares redeemed	(509,979)	(953,800)
Net Increase (Decrease) in Shares Outstanding	205,647	384,486

[a]	The fund commenced offering six classes of shares on February 25, 2005.The existing shares were redesignated
Class J shares and the fund added Class A, Class B, Class C, Class R and Class T shares.
[b]	Represents information for Class J shares' predecessor,Thompson Plumb Balanced Fund.
See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund's Class J shares represents the financial highlights of the fund's predecessor, Thompson Plumb Select Fund, before the fund commenced operations as of the close of business on February 25, 2005, and represents the performance of the fund's Class J shares thereafter. Before the fund commened operations, substantially all of the assets of the Tompson Plumb Select Fund were transferred to the fund's Class J shares in a tax-free reorganization. Total return for the periods before the fund commenced operations shows how much an investment in the Thompson Plumb Select Fund would have increased (or decreased) during those periods, assuming all dividends and distributions were reinvested.Total return for the period since the fund commenced operations reflects how much an investment in the fund's Class A, Class B, Class C, Class R and Class T shares would have increased (or decreased), assuming all dividends and distributions were reinvested.

	Class A	Class B	Class C	Class R	Class T
	Shares	Shares	Shares	Shares	Shares

Per Share Data ($):
Net asset value, beginning of period	12.75	12.75	12.75	12.75	12.75
Investment Operations:
Investment income (loss)—net [a]	.00[b]	(.02)	(.02)	.01	(.01)
Net realized and unrealized
gain (loss) on investments	.09	.08	.08	.08	.09
Total from Investment Operations	.09	.06	.06	.09	.08
Net asset value, end of period	12.84	12.81	12.81	12.84	12.83

Total Return (%) [c]	.71[d]	.47[d]	.47[d]	.78	.63[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets [c]	.46	1.02	.91	.74	.89
Ratio of net expenses
to average net assets [c]	.38	.60	.60	.33	.47
Ratio of net investment income
(loss) to average net assets [c]	(.03)	(.18)	(.18)	.09	(.05)
Portfolio Turnover Rate [c]	14.41	14.41	14.41	14.41	14.41

Net Assets, end of period ($ x 1,000)	163	1	1	1	1

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Not annualized.
[d] Exclusive of sales charge.
See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
	May 31, 2005	Year Ended November 30,

Class J Shares	(Unaudited)[a]	2004	2003	2002 [b]

Per Share Data ($):
Net asset value, beginning of period	12.68	10.61	8.85	10.00
Investment Operations:
Investment income—net	.01[c]	.03	.08	.05
Net realized and unrealized
gain (loss) on investments	.27	2.11	1.74	(1.20)
Total from Investment Operations	.28	2.14	1.82	(1.15)
Distributions:
Dividends from investment income—net	(.04)	(.07)	(.06)	—
Dividends from net realized
gain on investments	(.08)	—	—	—
Total Distributions	(.12)	(.07)	(.06)	—
Net asset value, end of period	12.84	12.68	10.61	8.85

Total Return (%)	2.17[d]	20.26	20.69	(11.50)[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73[d]	1.62	1.70	1.74[e]
Ratio of net expenses to average net assets	.64[d]	1.30	1.30	1.30[e]
Ratio of net investment income (loss)
to average net assets	.06[d]	.37	.89	.69[e]
Portfolio Turnover Rate	14.41[d]	75.79	60.27	66.24[d]

Net Assets, end of period ($ x 1,000)	34,832	31,800	22,500	17,800

[a]	The fund commenced offering six classes of shares on February 25, 2005.The existing shares were redesignated
Class J shares.
[b]	From December 3, 2001 (commencement of operations) through November 30, 2002.
[c]	Based on average shares outstanding at each month end.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Select Fund (the "fund") is a separate diversified series of Dreyfus Premier Manager Funds II (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund's investment objective seeks high level of long-term capital appreciation. The Dreyfus Corporation ("Dreyfus") serves as the fund's investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial"). Effective February 25, 2005,Wisconsin Capital Management, Inc. ("Wisconsin Capital"), formerly known as Thompson Plumb & Associates, Inc. ("TPA"), serves as the fund's sub-investment adviser.

On February 25, 2005, pursuant to an Agreement and Plan of Reorganization previously approved by the Company's Board, all of the assets, subject to the liabilities, of Thompson Plumb Select Fund, a series of Thompson Plumb Funds, Inc., were transferred to Dreyfus Premier Select Fund in exchange for shares of Beneficial Interest of Dreyfus Premier Select Fund's Class J shares of equal value on the close of business on February 25, 2005. Holders of Thompson Plumb Select Fund received Dreyfus Premier Select Fund, Class J shares, in an amount equal to the aggregate net asset value of their investment in Thompson Plumb Select Fund at the time of the exchange.The net asset value of Dreyfus Premier Select Fund's Class J shares on February 25, 2005, before and after the reorganization, was $12.75 per share and a total of 2,780,028 Class J shares representing net assets of $35,432,302 (including $3,782,369 net unrealized appreciation on investments) were issued to Thompson Plumb Select Fund's shareholders in the exchange.The exchange was a tax-free event to shareholders.The fund is designed to have the same investment objective and substantially similar investment policies and strategies as the Thompson Plumb Select Fund. Class J shares are closed to new investors.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the Distributor of the fund's shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class R, Class T and Class J shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Class J shares were created in connection with the reorganization of the Thompson Plumb Select Fund and are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2005, MBC Investments Corp., an indirect subsidiary of Mellon Financial, held all of the outstanding Class B, Class C, Class R and Class T shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

16

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is avail-able.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR's and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Investments in registered investment companies are valued at their net asset value. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as "affiliated" in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2004 was as follows: ordinary income $145,547.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees

18

on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended May 31, 2005, the fund did not borrow under the Facility.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement ("Agreement") with Dreyfus, the investment advisory fee is computed at the annual rate of .80 of 1% of the value of the fund's average daily net assets and is payable monthly. Dreyfus has contractually agreed, from February 25, 2005 until February 25, 2007, to waive receipt of its fees and/or assume the expenses of the fund, so that annual fund operating expenses for Class J, exclusive of taxes, interest, brokerage commissions, commitment fees and extraordinary expenses, do not exceed 1.30% . Dreyfus had undertaken from February 25, 2005 through May 31, 2005, for Class A, Class B, Class C, Class R and Class T shares, to reduce the management fee paid by the fund, if the aggregate expenses, exclusive of taxes, brokerage fee, interest on borrowings, commitment fees, Rule 12b-1 distribution plan fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of 1.30% of the value of their average daily net assets. Prior to the reorganization date of Thompson Plumb Select Fund into the fund, Thompson Plumb Select Fund paid an advisory fee to TPA computed at the annual rate of .85% of average daily net assets up to $50 million and .80% of average daily net assets in excess of $50 million. The reduction in expenses, pursuant to the undertakings, amounted to $32,284 during the period ended May 31, 2005.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Wisconsin Capital, Dreyfus has agreed to pay Wisconsin Capital a monthly fee in the amount of 100% of the management fee paid by the fund to Dreyfus for such month,less certain fees waived or expenses paid or reimbursed by Dreyfus, on the fund's assets attributable to accounts of

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

shareholders who have an adviser-client relationship with Wisconsin Capital (including the accounts of all shareholders of Thompson Plumb Select Fund as of the reorganization date who continue as shareholders of the fund following the reorganization of Thompson Plumb Select Fund), plus, with respect to all other assets of the fund, .50 of 1% of the net management fee paid to the manager on such net assets.

Pursuant to an administrative and Accounting Services Agreement with Thompson Plumb Select Fund,TPA maintained Thomas Plumb Select Fund's financial records in accordance with the Act, prepared all necessary statements of Thompson Plumb Select Fund and calculated the net asset value per share of Thompson Plumb Select Fund on a daily basis. As compensation for its services, Thompson Plum Select Fund paid TPA a fee computed daily and payable monthly at the annual rate of .15% of net assets up to $30 million, .10% of net assets in excess of $30 million and .025% of net assets in excess of $100 million, with a minimum fee of $30,000 per year.The calculation of daily net asset value was subcontracted to U.S. Bancorp Fund Services, resulting in a fee paid by TPA in the amount of $12,279 for the period ended February 25, 2005. This agreement was terminated as of the close of business on February 25, 2005, due to the reorganization.

(b) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of their average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended May 31, 2005, Class B, Class C and Class T shares were charged $2, $1 and $1, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services

20

related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2005, Class A, Class B, Class C and Class T shares were charged $44, $1, $1 and $1, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for Class A, Class B, Class C, Class R and Class T shares of the fund. During the period ended May 31, 2005, the fund was charged $887 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2005, the fund was charged $4,288 pursuant to the custody agreement.

During the period ended May 31, 2005, the fund was charged $971 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: investment advisory fees $23,370, Rule 12b-1 distribution plan fees $2, shareholder services plan fees $33, custodian fees $193, chief compliance officer fees $971 and transfer agency per account fees $1,697, which are offset against an expense reimbursement currently in effect in the amount of $3,657.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by Dreyfus.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended May 31, 2005, amounted to $9,407,611 and $4,051,724, respectively.

At May 31, 2005, accumulated net unrealized appreciation on investments was $3,844,243, consisting of $4,045,536 gross unrealized appreciation and $201,293 gross unrealized depreciation.

At May 31,2005,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the "Funds") in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the "Amended Complaint") on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other

22

things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. In November 2004, all named defendants moved to dismiss the Amended Complaint in whole or substantial part. Briefing was completed in May 2005.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus' ability to perform its contract with the Funds.

The Fund 23

NOTES

For More Information

Dreyfus Premier	Custodian

Select Fund
Mellon Bank, N.A.
200 Park Avenue
One Mellon Bank Center
New York, NY 10166
Pittsburgh, PA 15258

Investment Adviser	Transfer Agent &

The Dreyfus Corporation	Dividend Disbursing Agent

200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue

Sub-Investment Adviser	New York, NY 10166

Wisconsin Capital Management, LLC	Distributor

1200 John Q. Hammons Drive
Dreyfus Service Corporation
Madison,WI 53717
200 Park Avenue

New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable. [CLOSED-END FUNDS ONLY]

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Manager Funds II
By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	August 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 2, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 2, 2005

EXHIBIT INDEX
(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)